UNITHOLDERS' EQUITY - Accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	$ 662,807	$ 254,364
Fair value (losses) gains on derivatives designated as net investment hedges	(13,475)	52,056
Accumulated other comprehensive income	$ 649,332	$ 306,420